Award Timing Disclosure	12 Months Ended
Dec. 31, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
Stock option grants to our NEOs are made annually at the February Compensation and Talent Committee meeting, and the grants are effective on the next day after approval by the Board as shown in the Grants of Plan-Based Awards Fiscal Year 2025 Table and as reflected in the table below. It has been the Company’s long-standing practice that stock options are granted on this predetermined schedule. Our policy is to not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and we do not time the public release of such information based on stock option grant dates.
It has also been our longstanding practice to file the Company’s Form 10-K after review and approval by the Board at its February meeting. The Company’s earnings release for the fourth quarter of the prior year is in late January.
During the period covered by this report, we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method
Stock option grants to our NEOs are made annually at the February Compensation and Talent Committee meeting, and the grants are effective on the next day after approval by the Board as shown in the Grants of Plan-Based Awards Fiscal Year 2025 Table and as reflected in the table below. It has been the Company’s long-standing practice that stock options are granted on this predetermined schedule. Our policy is to not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and we do not time the public release of such information based on stock option grant dates.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Our policy is to not grant stock options or similar awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, and we do not time the public release of such information based on stock option grant dates.
It has also been our longstanding practice to file the Company’s Form 10-K after review and approval by the Board at its February meeting. The Company’s earnings release for the fourth quarter of the prior year is in late January.
During the period covered by this report, we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Fiscal Year 2025 Grants of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
During the fiscal year ended 2025, each of our NEOs was awarded options with an effective grant date during any period beginning four business days before the filing or furnishing of a Form 10-Q, Form 10-K, or Form 8-K that disclosed material nonpublic information, and ending one business day after the filing or furnishing of such reports, as summarized in the table below:

Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Sh)	Grant Date Fair Value of the Award (a)	Percentage Change in the Closing Market Price of the Securities
Underlying the Award Between the Trading Day Ending
Immediately Prior to the Disclosure of Material Nonpublic
Information and the Trading Day Beginning Immediately
					Following the Disclosure of Material Nonpublic Information (b)
V. James Vena Chief Executive Officer	2/6/2025	123,195	$243.51	$6,000,003	0.3%
Jennifer L. Hamann EVP & Chief Financial Officer	2/6/2025	24,639	243.51	1,200,001	0.3%
Eric J. Gehringer EVP Operations	2/6/2025	22,587	243.51	1,100,061	0.3%
Kenny G. Rocker EVP Marketing & Sales	2/6/2025	18,480	243.51	900,037	0.3%
Rahul Jalali EVP & Chief Information Officer	2/6/2025	14,373	243.51	700,013	0.3%
Elizabeth F. Whited Former President	2/6/2025	32,853	243.51	1,600,050	0.3%
(a)Amounts reported in this column reflect grant date fair values as calculated in accordance with FASB ASC Topic 718.
(b)The percentage change was determined using the closing market price of the Company’s common stock on February 6, 2025, of $243.51, which is also the trading day ending immediately prior to the Company’s filing of its 2024 Form 10-K, and the closing stock price of $244.33 on February 10, 2025, the trading day beginning immediately following the filing of the 2024 Form 10-K.
V James Vena [Member]
Awards Close in Time to MNPI Disclosures
Name	V. James Vena
Underlying Securities | shares	123,195
Exercise Price | $ / shares	$ 243.51
Fair Value as of Grant Date | $	$ 6,000,003
Underlying Security Market Price Change	0.003
Jennifer L Hamann [Member]
Awards Close in Time to MNPI Disclosures
Name	Jennifer L. Hamann
Underlying Securities | shares	24,639
Exercise Price | $ / shares	$ 243.51
Fair Value as of Grant Date | $	$ 1,200,001
Underlying Security Market Price Change	0.003
Eric J Gehringer [Member]
Awards Close in Time to MNPI Disclosures
Name	Eric J. Gehringer
Underlying Securities | shares	22,587
Exercise Price | $ / shares	$ 243.51
Fair Value as of Grant Date | $	$ 1,100,061
Underlying Security Market Price Change	0.003
Kenny G Rocker [Member]
Awards Close in Time to MNPI Disclosures
Name	Kenny G. Rocker
Underlying Securities | shares	18,480
Exercise Price | $ / shares	$ 243.51
Fair Value as of Grant Date | $	$ 900,037
Underlying Security Market Price Change	0.003
Rahul Jalali [Member]
Awards Close in Time to MNPI Disclosures
Name	Rahul Jalali
Underlying Securities | shares	14,373
Exercise Price | $ / shares	$ 243.51
Fair Value as of Grant Date | $	$ 700,013
Underlying Security Market Price Change	0.003
Elizabeth F Whited [Member]
Awards Close in Time to MNPI Disclosures
Name	Elizabeth F. Whited
Underlying Securities | shares	32,853
Exercise Price | $ / shares	$ 243.51
Fair Value as of Grant Date | $	$ 1,600,050
Underlying Security Market Price Change	0.003